SCHEDULE OF COMPONENTS OF BASIC EARNINGS PER SHARE (Details)		6 Months Ended		12 Months Ended
		Jun. 30, 2024 HKD ($) $ / shares shares		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 HKD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares
Earnings Per Share [Abstract]
Net income (loss) attributable to equity holders of the Company		$ 3,649,121		$ 1,870,740	$ 14,591,784	$ (7,933,627)
Weighted average ordinary shares outstanding - Basic	[1]	447,289		7,774,007	7,774,007	632,187
Weighted average ordinary shares outstanding - Diluted	[1]	447,289		7,774,007	7,774,007	632,187
Net loss per share - Basic | (per share)		$ 8.16	[1]	$ 0.24	$ 1.88	$ (12.55)	[1]
Net loss per share - Diluted | (per share)		$ 8.16	[1]	$ 0.24	$ 1.88	$ (12.55)	[1]

[1]	The weighted average number of ordinary shares for the purpose of basic earnings per ordinary share has been adjusted for (i) the